Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	SENTINEL VARIABLE PRODUCTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001112513
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2011

SVP Balanced Fund (Prospectus Summary) | SVP Balanced Fund
Sentinel Variable Products Balanced Fund
Investment Objective
The Fund seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees and expenses do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchase shares of the Fund to serve as an investment vehicle under variable life insurance policies or variable annuity contracts. If such fees and expenses were included, the overall expenses shown below would be higher. For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	SVP Balanced Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SVP Balanced Fund
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.30%
Total Annual Fund Operating Expenses	0.85%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Fees and charges associated with the separate accounts of insurance companies that purchase shares of the
Fund are not reflected in the example below, and if reflected, the overall expenses would be higher. The Example assumes that you invest  $10,000 in the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SVP Balanced Fund	87	271	471	1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 197%
of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests primarily in common stocks and investment-grade bonds with at least 25% of its assets in bonds and at least 25% of its assets in common stock and other equity securities. Sentinel will divide the Fund's assets among stocks and bonds based on whether it believes stocks or bonds offer a better value at the time. More bonds normally enhance price stability, and more stocks usually enhance growth potential. Up to 25% of the Fund's assets may be invested in securities within a single industry. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

With respect to equities, Sentinel's investment philosophy centers on building a diverse, below-average risk portfolio consisting largely of securities of high quality companies with a positive multi-year outlook offered at attractive valuation levels, based on a number of metrics, including value relative to its history, peers and/or the market over time. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.
Sentinel has a preference for companies that earn above-average rates of return on capital and that generate free cash flow. Additionally, earnings revision trends are important.

The bond portion of the Fund may invest without limitation in bonds in the first through the fourth highest categories of Moody's (Aaa to Baa) and Standard and
Poor's (AAA to BBB). No more than 20% of the Fund's total assets may be invested in lower-quality bonds, sometimes called "junk bonds" (e.g., bonds rated below
Baa by Moody's or BBB by Standard & Poor's). The Fund will only purchase securities rated B3 or lower by Moody's or lower than B- by Standard and Poor's if Sentinel believes the quality of the bonds is higher than indicated by the rating.

The Fund may make unlimited investments in mortgage-backed U.S. government securities, including pass-through certificates guaranteed by the Government
National Mortgage Association ("GNMA"). The Fund may invest in mortgage-backed securities issued and guaranteed by the Federal National Mortgage Association
("FNMA") and by the Federal Home Loan Mortgage Corporation ("FHLMC"). While the
original maximum life of a mortgage-backed security considered for this Fund can vary, its average life is likely to be substantially less than the original maturity of the underlying mortgages, because the mortgages in these pools may be prepaid, refinanced, curtailed, or foreclosed. Prepayments are passed through to the mortgage-backed securityholder along with regularly scheduled minimum repayments of principal and payments of interest.

In managing the fixed-income portion of the portfolio, the Fund utilizes an active trading approach, which may result in portfolio turnover greater than
100%.

The Fund may sell a security if the fundamentals of the company are deteriorating or the original investment premise is no longer valid, the security is trading meaningfully higher than what the portfolio manager believes is a fair valuation, to manage the size of the holding or the sector weighting and/or to take advantage of a more attractive investment opportunity. The Fund may also sell a security to meet redemptions.

Principal Investment Risks
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          Asset Allocation Risk The Fund's allocations to the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.

o          General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the Fund will fluctuate with conditions in the bond markets. In the case of corporate bonds and commercial paper, values may fluctuate as perceptions of credit quality change. In addition, investment grade bonds may be downgraded or default. During periods of declining interest rates, or for other reasons, bonds may be "called", or redeemed, by the bond issuer prior to the bond's maturity date, resulting in the Fund receiving payment earlier than expected. This may reduce the Fund's income if the proceeds are reinvested at a lower interest rate.

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Government Securities Risk. Economic, business, or political developments may affect the ability of government-sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests. In addition, certain of  these securities, including those issued or guaranteed by FNMA and FHLMC, are not backed by the full faith and credit of the
U.S. government.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Mortgage-Backed Securities Risk. Mortgage-backed securities represent interests in "pools" of mortgages and are subject to certain additional risks.
When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

o          Portfolio Turnover Risk. An active trading approach increases the
Fund's costs and may reduce the Fund's performance. It may also increase the amount of capital gains tax that you have to pay on the Fund's returns.
o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and since inception compare with the Standard & Poor's 500 Index. The Fund also compares its performance to the Barclays Capital U.S. Aggregate Bond Index. The
Fund compares its performance to this index because the Fund's investment strategy includes investments in the asset classes that comprise the index. The bar chart shows changes in the Fund's performance for each calendar year since inception. Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar chart and table below and, if reflected, returns would be less than the results shown. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. For a description of the
Standard & Poor's 500 Index and the Barclays Capital U.S. Aggregate Bond Index,
please see "Index Descriptions" on page 33 of the Prospectus.

The bar chart shows changes in the Fund's performance for each calendar year since inception.

Annual Total Return (%) as of December 31

During the period(s) shown in the above bar chart, the highest return for a quarter was 11.76% (quarter ended June 30, 2009) and the lowest return for a quarter was -13.35% (quarter ended December 31, 2008).

Average Annual Total Return (%) For the periods ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SVP Balanced Fund	SVP Balanced Fund	12.19%	4.61%	6.87%	Aug 1, 2003
SVP Balanced Fund Standard & Poor's 500 Index	Standard & Poor's 500 Index (Reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	5.52%	Aug 1, 2003
SVP Balanced Fund Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.32%	Aug 1, 2003

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2011
SVP Balanced Fund (Prospectus Summary) | SVP Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Sentinel Variable Products Balanced Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees and expenses do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchase shares of the Fund to serve as an investment vehicle under variable life insurance policies or variable annuity contracts. If such fees and expenses were included, the overall expenses shown below would be higher. For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 197%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	197.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Fees and charges associated with the separate accounts of insurance companies that purchase shares of the
Fund are not reflected in the example below, and if reflected, the overall expenses would be higher. The Example assumes that you invest  $10,000 in the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests primarily in common stocks and investment-grade bonds with at least 25% of its assets in bonds and at least 25% of its assets in common stock and other equity securities. Sentinel will divide the Fund's assets among stocks and bonds based on whether it believes stocks or bonds offer a better value at the time. More bonds normally enhance price stability, and more stocks usually enhance growth potential. Up to 25% of the Fund's assets may be invested in securities within a single industry. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

With respect to equities, Sentinel's investment philosophy centers on building a diverse, below-average risk portfolio consisting largely of securities of high quality companies with a positive multi-year outlook offered at attractive valuation levels, based on a number of metrics, including value relative to its history, peers and/or the market over time. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.
Sentinel has a preference for companies that earn above-average rates of return on capital and that generate free cash flow. Additionally, earnings revision trends are important.

The bond portion of the Fund may invest without limitation in bonds in the first through the fourth highest categories of Moody's (Aaa to Baa) and Standard and
Poor's (AAA to BBB). No more than 20% of the Fund's total assets may be invested in lower-quality bonds, sometimes called "junk bonds" (e.g., bonds rated below
Baa by Moody's or BBB by Standard & Poor's). The Fund will only purchase securities rated B3 or lower by Moody's or lower than B- by Standard and Poor's if Sentinel believes the quality of the bonds is higher than indicated by the rating.

The Fund may make unlimited investments in mortgage-backed U.S. government securities, including pass-through certificates guaranteed by the Government
National Mortgage Association ("GNMA"). The Fund may invest in mortgage-backed securities issued and guaranteed by the Federal National Mortgage Association
("FNMA") and by the Federal Home Loan Mortgage Corporation ("FHLMC"). While the
original maximum life of a mortgage-backed security considered for this Fund can vary, its average life is likely to be substantially less than the original maturity of the underlying mortgages, because the mortgages in these pools may be prepaid, refinanced, curtailed, or foreclosed. Prepayments are passed through to the mortgage-backed securityholder along with regularly scheduled minimum repayments of principal and payments of interest.

In managing the fixed-income portion of the portfolio, the Fund utilizes an active trading approach, which may result in portfolio turnover greater than
100%.

The Fund may sell a security if the fundamentals of the company are deteriorating or the original investment premise is no longer valid, the security is trading meaningfully higher than what the portfolio manager believes is a fair valuation, to manage the size of the holding or the sector weighting and/or to take advantage of a more attractive investment opportunity. The Fund may also sell a security to meet redemptions.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          Asset Allocation Risk The Fund's allocations to the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.

o          General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the Fund will fluctuate with conditions in the bond markets. In the case of corporate bonds and commercial paper, values may fluctuate as perceptions of credit quality change. In addition, investment grade bonds may be downgraded or default. During periods of declining interest rates, or for other reasons, bonds may be "called", or redeemed, by the bond issuer prior to the bond's maturity date, resulting in the Fund receiving payment earlier than expected. This may reduce the Fund's income if the proceeds are reinvested at a lower interest rate.

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Government Securities Risk. Economic, business, or political developments may affect the ability of government-sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests. In addition, certain of  these securities, including those issued or guaranteed by FNMA and FHLMC, are not backed by the full faith and credit of the
U.S. government.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Mortgage-Backed Securities Risk. Mortgage-backed securities represent interests in "pools" of mortgages and are subject to certain additional risks.
When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

o          Portfolio Turnover Risk. An active trading approach increases the
Fund's costs and may reduce the Fund's performance. It may also increase the amount of capital gains tax that you have to pay on the Fund's returns.
o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and since inception compare with the Standard & Poor's 500 Index. The Fund also compares its performance to the Barclays Capital U.S. Aggregate Bond Index. The
Fund compares its performance to this index because the Fund's investment strategy includes investments in the asset classes that comprise the index. The bar chart shows changes in the Fund's performance for each calendar year since inception. Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar chart and table below and, if reflected, returns would be less than the results shown. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. For a description of the
Standard & Poor's 500 Index and the Barclays Capital U.S. Aggregate Bond Index,
please see "Index Descriptions" on page 33 of the Prospectus.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and since inception compare with the Standard & Poor's 500 Index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return (%) as of December 31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance for each calendar year since inception.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar chart and table below and, if reflected, returns would be less than the results shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period(s) shown in the above bar chart, the highest return for a quarter was 11.76% (quarter ended June 30, 2009) and the lowest return for a quarter was -13.35% (quarter ended December 31, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) For the periods ended December 31, 2010
SVP Balanced Fund (Prospectus Summary) | SVP Balanced Fund | SVP Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.35%)
SVP Balanced Fund | Standard & Poor's 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor's 500 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
SVP Balanced Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
SVP Balanced Fund | SVP Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Annual Return 2004	rr_AnnualReturn2004	7.44%
Annual Return 2005	rr_AnnualReturn2005	5.65%
Annual Return 2006	rr_AnnualReturn2006	11.49%
Annual Return 2007	rr_AnnualReturn2007	8.44%
Annual Return 2008	rr_AnnualReturn2008	(23.95%)
Annual Return 2009	rr_AnnualReturn2009	21.47%
Annual Return 2010	rr_AnnualReturn2010	12.19%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	SVP Balanced Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003

SVP Bond Fund (Prospectus Summary) | SVP Bond Fund
Sentinel Variable Products Bond Fund
Investment Objective
The Fund seeks high current income while seeking to control risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees and expenses do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchase shares of the Fund to serve as an investment vehicle under variable life insurance policies or variable annuity contracts. If such fees and expenses were included, the overall expenses shown below would be higher. For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	SVP Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SVP Bond Fund
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.63%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Fees and charges associated with the separate accounts of insurance companies that purchase shares of the
Fund are not reflected in the example below, and if reflected, the overall expenses would be higher. The Example assumes that you invest  $10,000 in the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SVP Bond Fund	64	202	351	786

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 607%
of the average value of its portfolio.

Principal Investment Strategies
The Fund invests mainly in investment grade bonds. The Fund normally invests exclusively in fixed-income securities, which may from time to time include related derivatives. At least 80% of the Fund's assets will normally be invested in the following types of bonds:

1.        Corporate bonds which at the time of purchase are rated within the four highest rating categories of Moody's, Standard & Poor's or any other nationally recognized statistical rating organization;

2.        Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities and dollar roll transactions;

3.        Debt securities (payable in U.S. dollars) issued or guaranteed by
Canadian governmental entities; and

4.        Debt obligations of domestic banks or bank holding companies, even though not rated by Moody's or Standard & Poor's, that Sentinel believes have investment qualities comparable to investment-grade corporate securities.

The Fund will invest no more than 20% of its total assets in lower quality bonds, sometimes called "junk bonds." These bonds, because of the greater possibility that the issuers will default, are not investment grade - that is, they are rated below BBB by Standard & Poor's or below Baa by Moody's, or are unrated but considered by Sentinel to be of comparable credit quality. Up to 25%
of the Fund's assets may be invested in securities within a single industry.

The Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

The Fund may make unlimited investments in mortgage-backed U.S. government securities, including pass-through certificates guaranteed by the Government
National Mortgage Association ("GNMA"). The Fund may invest in mortgage-backed securities issued and guaranteed by the Federal National Mortgage Association
("FNMA") and by the Federal Home Loan Mortgage Corporation ("FHLMC"). While the
original maximum life of a mortgage-backed security considered for this Fund can vary, its average life is likely to be substantially less than the original maturity of the underlying mortgages, because the mortgages in these pools may be prepaid, refinanced, curtailed, or foreclosed. Prepayments are passed through to the mortgage-backed securityholder along with regularly scheduled minimum repayments of principal and payments of interest.

The Fund may sell a security if the security is overvalued on a relative basis compared to other securities available in the market, if the fundamentals of the company are deteriorating, or for duration management purposes. The Fund may also sell a security to meet redemptions.

Principal Investment Risks
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the Fund will fluctuate with conditions in the bond markets. In the case of corporate bonds and commercial paper, values may fluctuate as perceptions of credit quality change. In addition, investment grade bonds may be downgraded or default. During periods of declining interest rates, or for other reasons, bonds may be "called", or redeemed, by the bond issuer prior to the bond's maturity date, resulting in the Fund receiving payment earlier than expected. This may reduce the Fund's income if the proceeds are reinvested at a lower interest rate.

o          Government Securities Risk. Economic, business, or political developments may affect the ability of government-sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests. In addition, certain of these securities, including those issued or guaranteed by FNMA and FHLMC, are not backed by the full faith and credit of the
U.S. government.

o          Lower-Quality Bonds Risk. Bonds with lower credit ratings are more speculative and likely to default than higher-quality bonds. Lower-rated bonds also tend to fluctuate more widely in value.

o          Mortgage-Backed Securities Risk. Mortgage-backed securities represent interests in "pools" of mortgages and are subject to certain additional risks.
When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

o          Portfolio Turnover Risk. An active trading approach increases the
Fund's costs and may reduce the Fund's performance. It may also increase the amount of capital gains tax that you have to pay on the Fund's returns.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and since inception compare with the Barclays Capital U.S. Aggregate Bond Index. The
Fund also compares its performance to the Barclays Capital U.S. Mortgage-Backed
Securities Index. The Fund compares its performance to this index because the
Fund's investment strategy includes investments in the asset classes that comprise the index. The bar chart shows changes in the Fund's performance for each calendar year since inception. Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar chart and table below and, if reflected, returns would be less than the results shown. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. For a description of the Barclays Capital U.S. Aggregate Bond Index and the Barclays
Capital U.S. Mortgage-Backed Securities Index, please see "Index Descriptions"
on page 33 of the Prospectus.

The bar chart shows changes in the Fund's performance for
each calendar year since inception.

Annual Total Return (%) as of December 31

During the period(s) shown in the above bar chart, the highest return for a quarter was 5.93% (quarter ended June 30, 2009) and the lowest return for a quarter was -1.62% (quarter ended June 30, 2004).

Average Annual Total Return (%) For the periods ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SVP Bond Fund	SVP Bond Fund	7.33%	6.47%	5.97%	Aug 1, 2003
SVP Bond Fund Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.32%	Aug 1, 2003
SVP Bond Fund Barclays Capital U.S. Mortgage-Backed Securities Index	Barclays Capital U.S. Mortgage-Backed Securities Index (Reflects no deduction for fees, expenses or taxes)	5.37%	6.34%	5.75%	Aug 1, 2003

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2011
SVP Bond Fund (Prospectus Summary) | SVP Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Sentinel Variable Products Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks high current income while seeking to control risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees and expenses do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchase shares of the Fund to serve as an investment vehicle under variable life insurance policies or variable annuity contracts. If such fees and expenses were included, the overall expenses shown below would be higher. For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 607%
of the average value of its portfolio.

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Fees and charges associated with the separate accounts of insurance companies that purchase shares of the
Fund are not reflected in the example below, and if reflected, the overall expenses would be higher. The Example assumes that you invest  $10,000 in the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests mainly in investment grade bonds. The Fund normally invests exclusively in fixed-income securities, which may from time to time include related derivatives. At least 80% of the Fund's assets will normally be invested in the following types of bonds:

1.        Corporate bonds which at the time of purchase are rated within the four highest rating categories of Moody's, Standard & Poor's or any other nationally recognized statistical rating organization;

2.        Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities and dollar roll transactions;

3.        Debt securities (payable in U.S. dollars) issued or guaranteed by
Canadian governmental entities; and

4.        Debt obligations of domestic banks or bank holding companies, even though not rated by Moody's or Standard & Poor's, that Sentinel believes have investment qualities comparable to investment-grade corporate securities.

The Fund will invest no more than 20% of its total assets in lower quality bonds, sometimes called "junk bonds." These bonds, because of the greater possibility that the issuers will default, are not investment grade - that is, they are rated below BBB by Standard & Poor's or below Baa by Moody's, or are unrated but considered by Sentinel to be of comparable credit quality. Up to 25%
of the Fund's assets may be invested in securities within a single industry.

The Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

The Fund may make unlimited investments in mortgage-backed U.S. government securities, including pass-through certificates guaranteed by the Government
National Mortgage Association ("GNMA"). The Fund may invest in mortgage-backed securities issued and guaranteed by the Federal National Mortgage Association
("FNMA") and by the Federal Home Loan Mortgage Corporation ("FHLMC"). While the
original maximum life of a mortgage-backed security considered for this Fund can vary, its average life is likely to be substantially less than the original maturity of the underlying mortgages, because the mortgages in these pools may be prepaid, refinanced, curtailed, or foreclosed. Prepayments are passed through to the mortgage-backed securityholder along with regularly scheduled minimum repayments of principal and payments of interest.

The Fund may sell a security if the security is overvalued on a relative basis compared to other securities available in the market, if the fundamentals of the company are deteriorating, or for duration management purposes. The Fund may also sell a security to meet redemptions.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the Fund will fluctuate with conditions in the bond markets. In the case of corporate bonds and commercial paper, values may fluctuate as perceptions of credit quality change. In addition, investment grade bonds may be downgraded or default. During periods of declining interest rates, or for other reasons, bonds may be "called", or redeemed, by the bond issuer prior to the bond's maturity date, resulting in the Fund receiving payment earlier than expected. This may reduce the Fund's income if the proceeds are reinvested at a lower interest rate.

o          Government Securities Risk. Economic, business, or political developments may affect the ability of government-sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests. In addition, certain of these securities, including those issued or guaranteed by FNMA and FHLMC, are not backed by the full faith and credit of the
U.S. government.

o          Lower-Quality Bonds Risk. Bonds with lower credit ratings are more speculative and likely to default than higher-quality bonds. Lower-rated bonds also tend to fluctuate more widely in value.

o          Mortgage-Backed Securities Risk. Mortgage-backed securities represent interests in "pools" of mortgages and are subject to certain additional risks.
When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

o          Portfolio Turnover Risk. An active trading approach increases the
Fund's costs and may reduce the Fund's performance. It may also increase the amount of capital gains tax that you have to pay on the Fund's returns.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and since inception compare with the Barclays Capital U.S. Aggregate Bond Index. The
Fund also compares its performance to the Barclays Capital U.S. Mortgage-Backed
Securities Index. The Fund compares its performance to this index because the
Fund's investment strategy includes investments in the asset classes that comprise the index. The bar chart shows changes in the Fund's performance for each calendar year since inception. Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar chart and table below and, if reflected, returns would be less than the results shown. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. For a description of the Barclays Capital U.S. Aggregate Bond Index and the Barclays
Capital U.S. Mortgage-Backed Securities Index, please see "Index Descriptions"
on page 33 of the Prospectus.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and since inception compare with the Barclays Capital U.S. Aggregate Bond Index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return (%) as of December 31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance for
each calendar year since inception.

Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period(s) shown in the above bar chart, the highest return for a quarter was 5.93% (quarter ended June 30, 2009) and the lowest return for a quarter was -1.62% (quarter ended June 30, 2004).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) For the periods ended December 31, 2010
SVP Bond Fund (Prospectus Summary) | SVP Bond Fund | SVP Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.62%)
SVP Bond Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
SVP Bond Fund | Barclays Capital U.S. Mortgage-Backed Securities Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Mortgage-Backed Securities Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
SVP Bond Fund | SVP Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	786
Annual Return 2004	rr_AnnualReturn2004	4.75%
Annual Return 2005	rr_AnnualReturn2005	1.81%
Annual Return 2006	rr_AnnualReturn2006	3.70%
Annual Return 2007	rr_AnnualReturn2007	7.05%
Annual Return 2008	rr_AnnualReturn2008	3.40%
Annual Return 2009	rr_AnnualReturn2009	11.08%
Annual Return 2010	rr_AnnualReturn2010	7.33%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	SVP Bond Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003

SVP Common Stock Fund (Prospectus Summary) | SVP Common Stock Fund
Sentinel Variable Products Common Stock Fund
Investment Objective
The Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees and expenses do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchase shares of the Fund to serve as an investment vehicle under variable life insurance policies or variable annuity contracts. If such fees and expenses were included, the overall expenses shown below would be higher. For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	SVP Common Stock Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SVP Common Stock Fund
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.70%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Fees and charges associated with the separate accounts of insurance companies that purchase shares of the
Fund are not reflected in the example below, and if reflected, the overall expenses would be higher. The Example assumes that you invest  $10,000 in the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SVP Common Stock Fund	72	224	390	871

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in common stocks. The
Fund invests mainly in a diverse group of common stocks of well-established companies, typically above  $5 billion in market capitalization, most of which pay regular dividends. Up to 25% of the Fund's assets may be invested in securities within a single industry. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S.
or Canada and only where trading is denominated in U.S. or Canadian dollars.

Sentinel's investment philosophy centers on building a diverse, below-average risk portfolio consisting largely of securities of high quality companies with a positive multi-year outlook offered at attractive valuation levels, based on a number of metrics, including value relative to its history, peers and/or the market over time. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. Sentinel has a preference for companies that earn above-average rates of return on capital and that generate free cash flow. Additionally, earnings revision trends are important.

The Fund may sell a security if the fundamentals of the company are deteriorating or the original investment premise is no longer valid, the security is trading meaningfully higher than what the portfolio manager believes is a fair valuation, to manage the size of the holding or the sector weighting and/or to take advantage of a more attractive investment opportunity. A security may also be sold to meet redemptions.

Principal Investment Risks
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of the Standard & Poor's 500 Index . The bar chart shows changes in the Fund's performance for each calendar year over a ten-year period.
Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar chart and table below and, if reflected, returns would be less than the results shown.
How the Fund performed in the past is not necessarily an indication of how the
Fund will perform in the future. For a description of the Standard & Poor's 500
Index, please see "Index Descriptions" on page 33 of the Prospectus.

The bar chart shows changes in the Fund's performance for each calendar year over a ten-year period.

Annual Total Return (%) as of December 31

During the ten-year period shown in the above bar chart, the highest return for a quarter was 18.28% (quarter ended June 30, 2003) and the lowest return for a quarter was -20.36% (quarter ended December 31, 2008).

Average Annual Total Return (%) For the periods ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SVP Common Stock Fund	SVP Common Stock Fund	15.80%	4.86%	4.10%
SVP Common Stock Fund Standard & Poor's 500 Index	Standard & Poor's 500 Index (Reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2011
SVP Common Stock Fund (Prospectus Summary) | SVP Common Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Sentinel Variable Products Common Stock Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees and expenses do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchase shares of the Fund to serve as an investment vehicle under variable life insurance policies or variable annuity contracts. If such fees and expenses were included, the overall expenses shown below would be higher. For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Fees and charges associated with the separate accounts of insurance companies that purchase shares of the
Fund are not reflected in the example below, and if reflected, the overall expenses would be higher. The Example assumes that you invest  $10,000 in the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in common stocks. The
Fund invests mainly in a diverse group of common stocks of well-established companies, typically above  $5 billion in market capitalization, most of which pay regular dividends. Up to 25% of the Fund's assets may be invested in securities within a single industry. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S.
or Canada and only where trading is denominated in U.S. or Canadian dollars.

Sentinel's investment philosophy centers on building a diverse, below-average risk portfolio consisting largely of securities of high quality companies with a positive multi-year outlook offered at attractive valuation levels, based on a number of metrics, including value relative to its history, peers and/or the market over time. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. Sentinel has a preference for companies that earn above-average rates of return on capital and that generate free cash flow. Additionally, earnings revision trends are important.

The Fund may sell a security if the fundamentals of the company are deteriorating or the original investment premise is no longer valid, the security is trading meaningfully higher than what the portfolio manager believes is a fair valuation, to manage the size of the holding or the sector weighting and/or to take advantage of a more attractive investment opportunity. A security may also be sold to meet redemptions.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of the Standard & Poor's 500 Index . The bar chart shows changes in the Fund's performance for each calendar year over a ten-year period.
Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar chart and table below and, if reflected, returns would be less than the results shown.
How the Fund performed in the past is not necessarily an indication of how the
Fund will perform in the future. For a description of the Standard & Poor's 500
Index, please see "Index Descriptions" on page 33 of the Prospectus.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of the Standard & Poor's 500 Index .
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return (%) as of December 31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance for each calendar year over a ten-year period.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar chart and table below and, if reflected, returns would be less than the results shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the ten-year period shown in the above bar chart, the highest return for a quarter was 18.28% (quarter ended June 30, 2003) and the lowest return for a quarter was -20.36% (quarter ended December 31, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) For the periods ended December 31, 2010
SVP Common Stock Fund (Prospectus Summary) | SVP Common Stock Fund | SVP Common Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.36%)
SVP Common Stock Fund | Standard & Poor's 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor's 500 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
SVP Common Stock Fund | SVP Common Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	871
Annual Return 2001	rr_AnnualReturn2001	(8.10%)
Annual Return 2002	rr_AnnualReturn2002	(17.33%)
Annual Return 2003	rr_AnnualReturn2003	31.43%
Annual Return 2004	rr_AnnualReturn2004	9.65%
Annual Return 2005	rr_AnnualReturn2005	7.64%
Annual Return 2006	rr_AnnualReturn2006	16.14%
Annual Return 2007	rr_AnnualReturn2007	10.21%
Annual Return 2008	rr_AnnualReturn2008	(33.04%)
Annual Return 2009	rr_AnnualReturn2009	27.75%
Annual Return 2010	rr_AnnualReturn2010	15.80%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	SVP Common Stock Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.10%

SVP Mid Cap Fund (Prospectus Summary) | SVP Mid Cap Fund
Sentinel Variable Products Mid Cap Fund
Investment Objective
The Fund seeks growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees and expenses do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchase shares of the Fund to serve as an investment vehicle under variable life insurance policies or variable annuity contracts. If such fees and expenses were included, the overall expenses shown below would be higher. For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	SVP Mid Cap Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SVP Mid Cap Fund
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.81%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Fees and charges associated with the separate accounts of insurance companies that purchase shares of the
Fund are not reflected in the example below, and if reflected, the overall expenses would be higher. The Example assumes that you invest  $10,000 in the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SVP Mid Cap Fund	83	259	450	1,002

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 32%
of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in mid-capitalization companies. For this purpose, mid-capitalization companies are companies that have, at the time of purchase, market capitalizations between  $500 million and
 $25 billion. The Fund seeks to invest primarily in common stocks of mid-capitalization companies that Sentinel believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Up to 25% of the Fund's assets may be invested in securities within a single industry. For portfolio construction purposes, the Fund uses the Standard &
Poor's MidCap 400 Index as a sector-weighting guide, generally using a plus or minus 25% weighting. The Fund attempts to be well-balanced across major economic sectors. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The Fund would typically sell a security if the portfolio managers believe it is overvalued, if the original investment premise is no longer true, if the market cap exceeds a specified threshold and/or if the holding size exceeds the portfolio managers' company or sector weighting guidelines. A security may also be sold to meet redemptions.

Principal Investment Risks
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

o          Stocks of Smaller Companies Risk. The stocks of small- and mid-capitalization companies in which the Fund invests typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources and product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of the Russell Midcap Index. The Fund also compares its performance to the Standard & Poor's MidCap 400 Index. The Fund compares its performance to this index because Fund management believes it is an appropriate alternative measure of the Fund's investment strategy. The bar chart shows changes in the Fund's performance for each calendar year over a ten-year period.
Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar chart and table below and, if reflected, returns would be less than the results shown.
How the Fund performed in the past is not necessarily an indication of how the
Fund will perform in the future.

For a description of the Russell Midcap Index and the Standard & Poor's MidCap
400 Index, please see "Index Descriptions" on page 33 of the Prospectus.

The bar chart shows changes in the Fund's performance for each calendar year over a ten-year period.

Annual Total Return (%) as of December 31

During the ten-year period shown in the above bar chart, the highest return for a quarter was 31.51% (quarter ended December 31, 2001) and the lowest return for a quarter was -33.64% (quarter ended September 30, 2001).

Average Annual Total Return (%) For the periods ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SVP Mid Cap Fund	SVP Mid Cap Fund	23.51%	2.31%	0.64%
SVP Mid Cap Fund Russell Midcap Index	Russell Midcap Index (Reflects no deduction for fees, expenses or taxes)	25.48%	4.66%	6.54%
SVP Mid Cap Fund S&P Midcap 400 Index	S&P MidCap 400 Index (Reflects no deduction for fees, expenses or taxes)	26.64%	5.73%	7.16%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2011
SVP Mid Cap Fund (Prospectus Summary) | SVP Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Sentinel Variable Products Mid Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees and expenses do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchase shares of the Fund to serve as an investment vehicle under variable life insurance policies or variable annuity contracts. If such fees and expenses were included, the overall expenses shown below would be higher. For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 32%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Fees and charges associated with the separate accounts of insurance companies that purchase shares of the
Fund are not reflected in the example below, and if reflected, the overall expenses would be higher. The Example assumes that you invest  $10,000 in the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in mid-capitalization companies. For this purpose, mid-capitalization companies are companies that have, at the time of purchase, market capitalizations between  $500 million and
 $25 billion. The Fund seeks to invest primarily in common stocks of mid-capitalization companies that Sentinel believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Up to 25% of the Fund's assets may be invested in securities within a single industry. For portfolio construction purposes, the Fund uses the Standard &
Poor's MidCap 400 Index as a sector-weighting guide, generally using a plus or minus 25% weighting. The Fund attempts to be well-balanced across major economic sectors. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The Fund would typically sell a security if the portfolio managers believe it is overvalued, if the original investment premise is no longer true, if the market cap exceeds a specified threshold and/or if the holding size exceeds the portfolio managers' company or sector weighting guidelines. A security may also be sold to meet redemptions.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

o          Stocks of Smaller Companies Risk. The stocks of small- and mid-capitalization companies in which the Fund invests typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources and product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of the Russell Midcap Index. The Fund also compares its performance to the Standard & Poor's MidCap 400 Index. The Fund compares its performance to this index because Fund management believes it is an appropriate alternative measure of the Fund's investment strategy. The bar chart shows changes in the Fund's performance for each calendar year over a ten-year period.
Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar chart and table below and, if reflected, returns would be less than the results shown.
How the Fund performed in the past is not necessarily an indication of how the
Fund will perform in the future.

For a description of the Russell Midcap Index and the Standard & Poor's MidCap
400 Index, please see "Index Descriptions" on page 33 of the Prospectus.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of the Russell Midcap Index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return (%) as of December 31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance for each calendar year over a ten-year period.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar chart and table below and, if reflected, returns would be less than the results shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the ten-year period shown in the above bar chart, the highest return for a quarter was 31.51% (quarter ended December 31, 2001) and the lowest return for a quarter was -33.64% (quarter ended September 30, 2001).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) For the periods ended December 31, 2010
SVP Mid Cap Fund (Prospectus Summary) | SVP Mid Cap Fund | SVP Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.64%)
SVP Mid Cap Fund | Russell Midcap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.54%
SVP Mid Cap Fund | S&P Midcap 400 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.16%
SVP Mid Cap Fund | SVP Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
Annual Return 2001	rr_AnnualReturn2001	(24.26%)
Annual Return 2002	rr_AnnualReturn2002	(24.09%)
Annual Return 2003	rr_AnnualReturn2003	41.85%
Annual Return 2004	rr_AnnualReturn2004	12.33%
Annual Return 2005	rr_AnnualReturn2005	3.77%
Annual Return 2006	rr_AnnualReturn2006	5.60%
Annual Return 2007	rr_AnnualReturn2007	22.00%
Annual Return 2008	rr_AnnualReturn2008	(46.05%)
Annual Return 2009	rr_AnnualReturn2009	30.60%
Annual Return 2010	rr_AnnualReturn2010	23.51%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	SVP Mid Cap Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.64%

SVP Small Company Fund (Prospectus Summary) | SVP Small Company Fund
Sentinel Variable Products Small Company Fund
Investment Objective
The Fund seeks growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees and expenses do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchase shares of the Fund to serve as an investment vehicle under variable life insurance policies or variable annuity contracts. If such fees and expenses were included, the overall expenses shown below would be higher. For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	SVP Small Company Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SVP Small Company Fund
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.75%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Fees and charges associated with the separate accounts of insurance companies that purchase shares of the
Fund are not reflected in the example below, and if reflected, the overall expenses would be higher. The Example assumes that you invest  $10,000 in the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SVP Small Company Fund	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 30%
of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in small-capitalization companies. For this purpose, small-capitalization companies are companies that have, at the time of purchase, market capitalizations of less than  $4 billion.
The Fund seeks to invest primarily in common stocks of small companies that
Sentinel believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued. The
Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Up to 25% of the Fund's assets may be invested in securities within a single industry. For portfolio construction purposes, the Fund uses the Standard &
Poor's SmallCap 600 Index as a sector-weighting guide, generally using a plus or minus 25% weighting. The Fund attempts to be well-balanced across major economic sectors. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The Fund would typically sell a security if the portfolio managers believe it is overvalued, if the original investment premise is no longer true, if the market cap exceeds a specified threshold, if the holding size exceeds the portfolio managers' company or sector weighting guidelines and/or to take advantage of a more attractive investment opportunity. A security may also be sold to meet redemptions.

Principal Investment Risks
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

o          Stocks of Smaller Companies Risk. The stocks of small- and mid-capitalization companies in which the Fund invests typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources and product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of the Russell 2000® Index. The Fund also compares its performance to the Standard & Poor's SmallCap 600 Index. The Fund compares its performance to this index because Fund management believes it is an appropriate alternative measure of the Fund's investment strategy. The bar chart shows changes in the Fund's performance for each calendar year over a ten-year period.
Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar chart and table below and, if reflected, returns would be less than the results shown.
How the Fund performed in the past is not necessarily an indication of how the
Fund will perform in the future. For a description of the Russell 2000® Index and the Standard & Poor's SmallCap 600 Index, please see "Index Descriptions" on page 33 of the Prospectus.

The bar chart shows changes in the Fund's performance for each calendar year over a ten-year period.

Annual Total Return (%) as of December 31

During the ten-year period shown in the above bar chart, the highest return for a quarter was 20.90% (quarter ended December 31, 2001) and the lowest return for a quarter was -24.27% (quarter ended December 31, 2008).

Average Annual Total Return (%) For the periods ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SVP Small Company Fund	SVP Small Company Fund	23.74%	6.09%	7.86%
SVP Small Company Fund Russell 2000 Index	Russell 2000® Index (Reflects no deduction for fees, expenses or taxes)	26.86%	4.47%	6.33%
SVP Small Company Fund Standard & Poor's SmallCap 600 Index	Standard & Poor's SmallCap 600 Index (Reflects no deduction for fees, expenses or taxes)	26.31%	4.64%	7.66%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2011
SVP Small Company Fund (Prospectus Summary) | SVP Small Company Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Sentinel Variable Products Small Company Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees and expenses do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchase shares of the Fund to serve as an investment vehicle under variable life insurance policies or variable annuity contracts. If such fees and expenses were included, the overall expenses shown below would be higher. For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 30%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Fees and charges associated with the separate accounts of insurance companies that purchase shares of the
Fund are not reflected in the example below, and if reflected, the overall expenses would be higher. The Example assumes that you invest  $10,000 in the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in small-capitalization companies. For this purpose, small-capitalization companies are companies that have, at the time of purchase, market capitalizations of less than  $4 billion.
The Fund seeks to invest primarily in common stocks of small companies that
Sentinel believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued. The
Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Up to 25% of the Fund's assets may be invested in securities within a single industry. For portfolio construction purposes, the Fund uses the Standard &
Poor's SmallCap 600 Index as a sector-weighting guide, generally using a plus or minus 25% weighting. The Fund attempts to be well-balanced across major economic sectors. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The Fund would typically sell a security if the portfolio managers believe it is overvalued, if the original investment premise is no longer true, if the market cap exceeds a specified threshold, if the holding size exceeds the portfolio managers' company or sector weighting guidelines and/or to take advantage of a more attractive investment opportunity. A security may also be sold to meet redemptions.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

o          Stocks of Smaller Companies Risk. The stocks of small- and mid-capitalization companies in which the Fund invests typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources and product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of the Russell 2000® Index. The Fund also compares its performance to the Standard & Poor's SmallCap 600 Index. The Fund compares its performance to this index because Fund management believes it is an appropriate alternative measure of the Fund's investment strategy. The bar chart shows changes in the Fund's performance for each calendar year over a ten-year period.
Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar chart and table below and, if reflected, returns would be less than the results shown.
How the Fund performed in the past is not necessarily an indication of how the
Fund will perform in the future. For a description of the Russell 2000® Index and the Standard & Poor's SmallCap 600 Index, please see "Index Descriptions" on page 33 of the Prospectus.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of the Russell 2000® Index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return (%) as of December 31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance for each calendar year over a ten-year period.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Fees and charges associated with the separate accounts of the insurance companies that purchase shares of the Fund are not reflected in the bar chart and table below and, if reflected, returns would be less than the results shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the ten-year period shown in the above bar chart, the highest return for a quarter was 20.90% (quarter ended December 31, 2001) and the lowest return for a quarter was -24.27% (quarter ended December 31, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) For the periods ended December 31, 2010
SVP Small Company Fund (Prospectus Summary) | SVP Small Company Fund | SVP Small Company Fund
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.27%)
SVP Small Company Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.33%
SVP Small Company Fund | Standard & Poor's SmallCap 600 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor's SmallCap 600 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.66%
SVP Small Company Fund | SVP Small Company Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Annual Return 2001	rr_AnnualReturn2001	5.35%
Annual Return 2002	rr_AnnualReturn2002	(13.92%)
Annual Return 2003	rr_AnnualReturn2003	39.44%
Annual Return 2004	rr_AnnualReturn2004	15.91%
Annual Return 2005	rr_AnnualReturn2005	8.21%
Annual Return 2006	rr_AnnualReturn2006	16.17%
Annual Return 2007	rr_AnnualReturn2007	8.60%
Annual Return 2008	rr_AnnualReturn2008	(32.29%)
Annual Return 2009	rr_AnnualReturn2009	27.15%
Annual Return 2010	rr_AnnualReturn2010	23.74%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	SVP Small Company Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.86%